Investment Objectives and Goals	Aug. 21, 2026
XFUNDS(TM) Large Cap Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	XFUNDSTM LARGE CAP INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The XFUNDSTM Large Cap Income ETF’s (the “Fund”) primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek current income.
XFUNDS(TM) Growth Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	XFUNDSTM GROWTH INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The XFUNDSTM Growth Income ETF’s (the “Fund”) primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek current income.
XFUNDS(TM) Value Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	XFUNDSTM VALUE INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The XFUNDSTM Value Income ETF’s (the “Fund”) primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek current income.
XFUNDS(TM) Technology Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	XFUNDSTM TECHNOLOGY INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The XFUNDSTM Technology Income ETF’s (the “Fund”) primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek current income.